Long-Term Debt and Other Financial Liabilities, First Jelco Loan (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) Payment	Mar. 31, 2019 USD ($)	Oct. 04, 2016 USD ($)
Loan Agreement [Abstract]
Balance outstanding	$ 185,509	$ 173,289
Deferred financing costs	$ 2,443	3,527
Jelco [Member]
Loan Agreement [Abstract]
Accrued and unpaid interest		$ 2,425
Jelco [Member] | First Jelco Loan [Member]
Loan Agreement [Abstract]
Borrowing capacity				$ 12,800
Number of bullet payments | Payment		1
Accrued and unpaid interest		$ 630	$ 159
Interest rate	0.00%	1.00%
Balance outstanding		$ 5,900
Deferred financing costs		$ 118
Jelco [Member] | First Jelco Loan [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Term of variable rate		3 months
Margin on variable rate		8.50%